General information / Summary of significant accounting policies (Details) (EUR €) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 System Occasion		Dec. 31, 2010		Dec. 31, 2009
Net income (loss) per ordinary share
Net income (loss)	€ 1,466,960,000	[1]	€ 1,021,820,000		€ (150,925,000)
Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	[1]	435,146		432,615
Basic net income (loss) per ordinary share	€ 3.45	[1]	€ 2.35		€ (0.35)
Plus shares applicable to:
Options and restricted shares	3,435	[2]	3,828	[2]
Dilutive potential ordinary shares	3,435		3,828
Adjusted weighted average number of shares	429,053	[1],[2]	438,974	[2]	432,615	[2]
Diluted net income (loss) per ordinary share	€ 3.42	[1],[2]	€ 2.33	[2]	€ (0.35)	[2]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	816,045,000		543,145,000
General information / Summary of significant accounting policies (Textual) [Abstract]
Voting Rights Required for consolidation of subsidiaries	more than one half
Cash and cash equivalents maturity period	Three months or less
Amount of repurchase commitments	0		0
Standard product warranty period in months	12 months
Product warranty on certain optic parts period in months	60 months
Period for upgrade and new technology introduction occurred	12 years
Number of Occasions for new technology occurrence	2
NXE systems recognized	3
Shipments of new technology [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue, Revenue Recognized	0		38,500,000		0
Deferred Revenue	48,600,000
Revenue recognition from new technology	119,300,000		0		0
Installation Services [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	1,800,000		10,100,000
Training services [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	11,900,000		12,700,000
Extended and enhanced (optic) warranty contracts [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	€ 280,100,000		€ 243,400,000
Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	40
Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	2
Estimated useful life, maximum (in years)	5
Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	10
Furniture fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	5
Internally developed software [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	5
Intellectual Property [Member]
Finite lived intangible assets estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Developed technology [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6
Customer relationships [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	8
Other [Member]
Finite lived intangible assets estimated useful life
Estimated useful life, minimum (in years)	2
Estimated useful life, maximum (in years)	6

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.